SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenues (Details) - item	6 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Commissions
Disaggregation of Revenue [Line Items]
Actual commission adjustments in connection with the cancellation of policies	0.80%	1.60%
Risk management services
Disaggregation of Revenue [Line Items]
Hours spent in connection with the claim process services provided to the insureds	9	9